Warrants to Purchase Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	May 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 14, 2022
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued	21,717					47,495		47,495
Warrants exercise price (in Dollars per share)	$ 24.769					$ 60.783		$ 60.783
Outstanding warrants		21,717	47,495	21,717	47,495	21,717	92,953
Issuance expenses (in Dollars)	$ 3					$ 3
Revaluation expenses income (in Dollars)		$ 64	$ 2	$ 145	$ 3	$ 86	$ 1,017
Series A-2 Preferred Shares [Member]
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued						92,953
Series A-4 Preferred Shares [Member]
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued						107
Warrants exercise price (in Dollars per share)						$ 24.769
Series A-4 Preferred Shares [Member] | Warrant [Member]
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued						21,717